SUPPLEMENT DATED FEBRUARY 1, 2011
TO THE BB&T EQUITY INDEX FUND CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS AND
INSTITUTIONAL SHARES PROSPECTUS, EACH DATED MAY 1, 2010, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the BB&T Equity Index Fund Class A, Class B, and Class C Shares Prospectus and Institutional Shares Prospectus, each dated May 1, 2010, as amended (the “Prospectuses”):
Effective February 1, 2011, the BB&T Equity Index Fund is renamed the Sterling Capital Equity Index Fund; the BB&T Funds are renamed the Sterling Capital Funds; and the Fund’s underwriter, BB&T AM Distributors, Inc. is renamed Sterling Capital Distributors, Inc. References in the Prospectuses to “BB&T Equity Index Fund”; “BB&T Funds”; and “BB&T AM Distributors, Inc.” are replaced with “Sterling Capital Equity Index Fund”; “Sterling Capital Funds”; and “Sterling Capital Distributors, Inc.” respectively.
Additionally, the Fund’s website address is now www.sterlingcapitalfunds.com. For a limited period of time, investors visiting the Fund’s prior website address, www.bbtfunds.com, will be redirected to the Fund’s new website address.
Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE.

SUPPLEMENT DATED FEBRUARY 1, 2011 TO THE
STATEMENT OF ADDITIONAL INFORMATION
OF BB&T EQUITY INDEX FUND DATED MAY 1, 2010, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the BB&T Equity Index Fund Statement of Additional Information dated May 1, 2010, as amended (the “SAI”):
Effective February 1, 2011, the BB&T Equity Index Fund is renamed the Sterling Capital Equity Index Fund; the BB&T Funds are renamed the Sterling Capital Funds; and the Fund’s underwriter, BB&T AM Distributors, Inc. is renamed Sterling Capital Distributors, Inc. References in the SAI to “BB&T Equity Index Fund”; “BB&T Funds”; and “BB&T AM Distributors, Inc.” are replaced with “Sterling Capital Equity Index Fund”; “Sterling Capital Funds”; and “Sterling Capital Distributors, Inc.” respectively.
Additionally, the Fund’s website address is now www.sterlingcapitalfunds.com. For a limited period of time, investors visiting the Fund’s prior website address, www.bbtfunds.com, will be redirected to the Fund’s new website address.
Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.